Cash and cash equivalents (Tables)	3 Months Ended
Mar. 31, 2019
Cash and cash equivalents
Summary of Cash and cash equivalents
Cash and cash equivalents
in € THOUS
	March 31,	December 31,
	2019	2018
Cash	705.731	831.885
Securities and time deposits	253.057	1.313.747
Cash and cash equivalents	958.788	2.145.632